FINANCIAL INSTRUMENTS (Tables)	3 Months Ended
Mar. 31, 2023
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$10,922	$10,922	$-	$-
Amounts due to related parties	67	67	-	-
Minimum rental and lease payments	849	105	346	398
Equipment Loans	481	165	316	-
Finance lease obligations	2,925	1,523	1,402	-
Total	$15,244	$12,782	$2,064	$398

Schedule Of Foreign Currency Risk
	March 31, 2023		December 31, 2022
	MXN	CDN	MXN	CDN
Cash	$5,063	$219	$4,097	$250
Due from related parties	1,402	-	1,402	-
Long-term investments	-	1,984	-	2,365
Reclamation bonds	-	6	-	4
Amounts receivable	1,549	302	-	34
Accounts payable and accrued liabilities	(76,052)	(54)	(85,486)	(108)
Due to related parties	-	(195)	-	(135)
Finance lease obligations	(880)	(331)	(161)	(343)
Net exposure	(68,918)	1,931	(80,148)	2,067
US dollar equivalent	$(3,811)	$1,426	$(4,136)	$1,526

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$2,697	$-	$-
Amounts receivable	-	2,015	-
Long-term investments	1,466	-	-
Total financial assets	$4,163	$2,015	$-
Financial liabilities
Warrant liability	-	-	(771)
Total financial liabilities	$-	$-	$(771)